Investment Risks - Leverage Shares 100% TSLA and 100% SPCX Daily ETF	Jul. 23, 2026
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund entails risk. The Fund may not achieve its investment objective and you could lose money by investing in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs because the Fund seeks daily investment exposure to TSLA and SPCX through the use of derivatives and other financial instruments. The Fund’s performance for periods longer than a single day will likely differ from the combined performance of TSLA and SPCX over the same period due to daily rebalancing, volatility, correlation between the issuers and the effects of compounding. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Fund.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund seeks to achieve and maintain exposure equal to approximately 100% of its total assets to the returns of TSLA and approximately 100% of its total assets to the returns of SPCX, resulting in aggregate economic exposure in excess of the Fund’s net assets because the Fund seeks approximately 100% exposure to each Underlying Security simultaneously. Accordingly, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in losses that exceed the amount originally invested in those instruments or transactions. As a result, these investments may magnify losses to the Fund, and even small movements in the prices of TSLA or SPCX may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio investments. The Fund expects to obtain exposure through derivatives, including swap agreements and option contracts, which involve a degree of leverage and may expose the Fund to heightened liquidity, counterparty and valuation risks. In addition, the Fund may be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to satisfy margin requirements, maintain sufficient collateral or comply with applicable regulatory requirements relating to derivatives and leveraged transactions.

To the extent that the instruments utilized by the Fund, including swap agreements and option contracts referencing TSLA or SPCX, are thinly traded, subject to trading restrictions or have a limited market, the Fund may be unable to achieve its investment objective due to a lack of available investments, counterparties or sufficient liquidity. These risks may be heightened with respect to SPCX because the trading market for SPCX securities and related derivatives may be less developed, less liquid and more volatile than those of more seasoned issuers. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread on the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, modify its investment strategy, reduce its exposure to TSLA or SPCX, or close.

Daily Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Compounding Risk. The Fund seeks daily investment results and is intended to provide approximately 100% of the daily percentage change in the price of TSLA and approximately 100% of the daily percentage change in the price of SPCX. The Fund does not seek to achieve its stated investment objective over periods greater than one trading day.

Because the Fund resets its investment exposure each trading day, the Fund’s performance for periods longer than one trading day will be the result of the compounding of daily returns. As a result, the Fund’s return for periods longer than one trading day will likely differ, and may differ significantly, from the combined performance of TSLA and SPCX over the same period.

The degree to which the Fund’s performance deviates from the combined performance of TSLA and SPCX depends upon numerous factors, including: (i) the cumulative performance of TSLA and SPCX; (ii) the volatility of each Underlying Security; (iii) the correlation between TSLA and SPCX; (iv) the sequence of daily returns; (v) financing and transaction costs; and (vi) the effects of the Fund's daily portfolio rebalancing.

Higher volatility generally increases the effects of compounding. Likewise, when TSLA and SPCX move in the same direction, the Fund generally experiences larger daily gains and losses, increasing the effects of compounding. Conversely, when TSLA and SPCX frequently move in opposite directions or exhibit low or negative correlation, gains in one Underlying Security may partially or completely offset losses in the other, reducing the Fund’s overall daily volatility. Although lower volatility generally reduces the effects of compounding, it does not eliminate them. Accordingly, investors who hold shares for periods longer than one trading day should not expect the Fund’s return to equal the combined performance of TSLA and SPCX over the same period.

Tesla Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with companies in the automobiles and components industry, Tesla, Inc. faces risks that include, but are not limited to: supply chain disruptions, manufacturing and production delays, and increases in raw material, energy, and labor costs; fluctuations in demand for its vehicles and energy products; product liability claims and regulatory scrutiny related to vehicle safety and autonomous driving features; its ability to attract, hire, and retain highly skilled personnel; and its reliance on key executives, including Elon Musk, its Chief Executive Officer. TSLA’s stock price has been and may continue to be highly volatile due to a variety of factors, including operating performance, market perception, and broader market conditions. Any of these risks could materially and adversely affect the company’s business, financial conditions, results of operations, and prospects.

Space Exploration Technologies Corp [Member]
Prospectus [Line Items]
Risk [Text Block]

Space Exploration Technologies Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the telecommunication services industry, Space Exploration Technologies Corp. is subject to risks that include, but are not limited to: its launch and spaceflight activities involve complex and inherently hazardous technologies; launch failures, mission anomalies, or accidents could result in significant financial losses, reputational harm, regulatory action, or loss of customer confidence; it requires substantial ongoing capital investment; its ability to execute its business strategy depends on continued access to financing, which may not be available on favorable terms or at all; it operates in heavily regulated industries and derives a meaningful portion of its revenue from government contracts; changes in regulation, licensing requirements, government policy, or funding priorities could materially affect operations and demand; the operation of large satellite constellations involves risks including satellite failure, collisions, space debris, spectrum interference, and service disruptions, any of which could adversely affect performance and revenues; its business depends on the successful development and deployment of new technologies; and the integration of AI technologies involves uncertainty, including regulatory scrutiny, cybersecurity concerns, and execution risk. Any of these risks could materially and adversely affect the company’s business, financial condition, results of operations, and prospects.

Given that SPCX completed its initial public offering (“IPO”) in June 2026, there is limited public trading history upon which investors can evaluate its performance, and the market price of its common stock may be volatile. The trading price of SPCX’s common stock may fluctuate significantly due to company-specific developments, changes in investor expectations, general market conditions, lock-up expirations for pre-IPO shareholders, changes in trading volume, the entry or exit of large shareholders or other factors unrelated to its operating performance. SPCX is a highly dynamic company, and its business model, products, services, and strategic focus may change over time, which could adversely affect the value of the Fund’s investment.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other traditional investments, including market risk, correlation risk, counterparty risk, liquidity risk, valuation risk, volatility risk and legal or regulatory risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in losses that are greater than, or gains that are less than, those associated with directly investing in TSLA or SPCX. When the Fund uses derivatives, there may be an imperfect correlation between the value of TSLA or SPCX and the value of the derivative instrument, which may prevent the Fund from achieving its investment objective.

Because derivatives often require only a limited initial investment relative to the economic exposure they provide, the use of derivatives may expose the Fund to losses in excess of the amounts initially invested in those instruments. As a result, the value of an investment in the Fund may change quickly and without warning. In addition, financing, borrowing, margin, transaction or other costs associated with the use of derivatives may reduce the Fund’s returns, and such costs may increase as interest rates rise or market volatility increases. The risks associated with derivatives may be heightened with respect to SPCX because the market for SPCX securities and related derivatives may have limited trading history, reduced liquidity, fewer available counterparties and heightened volatility following its IPO.

Swap agreements are entered into primarily with major global financial institutions for specified periods that may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular reference assets, underlying securities or financial instruments. The amounts exchanged between the parties are generally calculated based on a notional amount or the return on or change in value of a specified reference asset. Swap agreements are generally traded over-the-counter and may not receive the same regulatory protections as exchange-traded instruments, which may expose the Fund to significant losses in the event of counterparty default, market disruption, illiquidity or other adverse events.

The Fund will be subject to regulatory constraints relating to the level of value-at-risk the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds applicable regulatory thresholds over an extended period, the Fund may determine that it is necessary to adjust its investment strategy, reduce exposure, modify portfolio construction or take other actions that may prevent the Fund from achieving its investment objective.

Options Contracts. The use of option contracts involves risks different from those associated with ordinary portfolio securities transactions and may expose the Fund to greater volatility and potentially significant losses. The value of option contracts is influenced by changes in the values and volatility of TSLA and SPCX, market conditions and the time remaining until expiration. The Fund may experience substantial losses from option positions, and certain option contracts may expire worthless. There may be an imperfect correlation between option contracts and TSLA or SPCX, and there may not be a liquid secondary market for certain option contracts at all times, which could impair the Fund’s ability to achieve its investment objective. The risks associated with options referencing SPCX may be heightened following its IPO due to potentially limited liquidity, limited trading history and increased volatility. The use of options may also increase the Fund’s leverage, causing the Fund’s gains and losses to be amplified and increasing the risk of substantial losses, including the possible loss of premiums paid.

FLEX Options. FLEX Options are exchange-traded option contracts with customizable terms and may be less liquid than standardized exchange-listed options. There can be no assurance that a liquid secondary market will exist for the Fund’s FLEX Options at all times. Reduced liquidity in FLEX Options may make it more difficult for the Fund to close out positions at advantageous times or prices and may adversely affect the value of the Fund’s investments and shares. The risks associated with FLEX Options referencing SPCX may be heightened following its IPO due to limited trading history, fewer market participants, reduced liquidity and increased volatility. In less liquid markets, the Fund’s transactions in FLEX Options may have a greater impact on market prices and may impair the Fund’s ability to achieve its investment objective.

Counterpartycollateral Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have exposure to TSLA and/or SPCX that is significantly greater or less than its intended exposure levels. As a result, the Fund may be more exposed to leverage risk, correlation risk and volatility risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will differ from the performance of the Fund when measured from the close of the market on one trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of changes in the values of TSLA and SPCX after the close of the market on the prior trading day and before the time of purchase. If TSLA and/or SPCX increase in value, the Fund’s net assets generally will rise based on the Fund’s exposure to those issuers. Conversely, if TSLA and/or SPCX decline in value, the Fund’s net assets generally will decline based on the Fund’s exposure to those issuers. Accordingly, an investor that purchases shares intraday may experience performance that is greater than or less than the Fund’s stated investment objective.

If there is a significant intraday market event and/or TSLA or SPCX experience a significant change in value, the Fund may not achieve its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts to NAV or widened bid-ask spreads. These risks may be heightened with respect to SPCX due to potentially elevated volatility, limited trading history or reduced liquidity in the market for SPCX securities or related derivatives. Additionally, the Fund may halt creations and redemptions, impose higher transaction costs or close prior to the close of trading on the Exchange (defined below), which could result in significant losses to the Fund and its shareholders.

Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the performance of TSLA and SPCX or achieve its investment objective. The Fund’s exposure to TSLA and SPCX is impacted by movements in the prices of those securities and the value of the derivatives and other financial instruments utilized by the Fund. Because of this, it is unlikely that the Fund will maintain precise exposure to TSLA and SPCX at the end of each trading day. The possibility of the Fund being materially over- or under-exposed to TSLA and/or SPCX increases on days when either issuer is highly volatile, particularly near the close of the trading day. Market disruptions, regulatory restrictions, limited liquidity, trading halts and high volatility may adversely affect the Fund’s ability to adjust exposure to the intended levels.

The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions or illiquidity in the markets for TSLA, SPCX or related financial instruments, early or unanticipated market closings, and regulatory or tax considerations. The risks associated with achieving the Fund’s investment objective may be heightened with respect to SPCX because the market for SPCX securities and related derivatives may have limited liquidity, limited trading history and heightened volatility. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, address position limits or counterparty requirements, or for other reasons, each of which may negatively affect the Fund’s ability to maintain its intended exposure. The Fund may also experience large inflows or outflows that could cause the Fund to be temporarily over- or under-exposed to TSLA and/or SPCX. Additionally, TSLA, SPCX and the derivatives or other instruments utilized by the Fund may trade in markets that close at different times or have different trading conditions, which may result in differences between the performance of the Fund and the combined performance of TSLA and SPCX. Any of these factors could adversely affect the Fund’s ability to achieve its investment objective on any given day or over time.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in the industries to which TSLA and SPCX are assigned. As a result, the Fund may be more susceptible to adverse economic, market, political or regulatory developments affecting those industries than a fund that invests in a broader range of industries. A portfolio concentrated in a limited number of industries may present greater risks and be more volatile than a portfolio broadly diversified across multiple industries or sectors. As of the date of this Prospectus, TSLA is assigned to the automobiles and components industry and SPCX is assigned to the telecommunication services industry.

Automobiles and Components Industry Risk. The automobiles and components industry undergoes rapid transformation driven by technological innovation, evolving emissions regulations, and shifting consumer preferences. Companies face substantial competition, including from new market entrants in electric vehicles (EVs) and mobility services. Capital-intensive research and development is required to keep pace in electrification, autonomous driving, and connected-vehicle technologies. Companies developing or deploying autonomous driving technologies are subject to a range of risks, including technological failures, cybersecurity breaches, and system malfunctions. Regulatory requirements and liability frameworks for autonomous vehicles are evolving, and non-compliance or accidents could result in litigation, financial losses, or reputational harm. Delays in adoption, competitive pressures, or consumer resistance could also adversely affect the company’s results of operations and market position. Supply chain disruptions, such as shortages of semiconductors, and tariff changes can adversely impact production. Additionally, macroeconomic factors influencing consumer demand, like interest rates and disposable income, can materially affect revenues and earnings.

Telecommunication Services Industry Risk. The risks of investments in the telecommunication services industry include: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the NAV of the Fund to fluctuate.

Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Neither TSLA nor SPCX is affiliated with the Trust, the Adviser or any of their respective affiliates and neither issuer is involved with this offering in any way or has any obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser and their affiliates are not responsible for the performance of TSLA or SPCX and make no representation regarding the performance of either issuer. Investing in the Fund is not equivalent to investing directly in TSLA or SPCX. Fund shareholders will not have voting rights or rights to receive dividends, distributions or other rights directly with respect to TSLA or SPCX, except to the extent the Fund directly holds shares of TSLA or SPCX and elects to pass through any such economic benefits to shareholders through the Fund.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Etf Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s NAV.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy may be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to TSLA and SPCX through the use of swaps, options contracts and other derivatives, the treatment of which for these purposes may be unclear under current law or Internal Revenue Service guidance. The risks associated with maintaining RIC qualification may be heightened following the IPO of SPCX because the tax treatment of certain instruments or investments referencing newly public issuers may be uncertain or subject to differing interpretations. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were unable to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Ipo Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The market value of shares of an IPO, including those of SPCX, which recently went public, may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares or derivatives on IPO shares may involve high transaction costs. IPO shares and derivatives on IPO shares are subject to market risk and liquidity risk.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may become illiquid, particularly during periods of market stress, volatility or disrupted trading conditions. Illiquid securities and derivative instruments may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell a security or derivative instrument at an unfavorable time or price, the Fund may be adversely affected. Certain market conditions, trading restrictions, position limits, regulatory requirements or disruptions in the markets for TSLA, SPCX or related derivatives may prevent the Fund from limiting losses, maintaining intended exposure levels or achieving its investment objective. There is no assurance that a security or derivative instrument that is considered liquid when purchased will remain liquid. Market illiquidity may cause losses for the Fund.

The risks associated with illiquidity may be heightened with respect to SPCX because the market for SPCX shares and related derivatives may have limited trading history, limited public float, heightened volatility or fewer available counterparties. To the extent that the value of TSLA or SPCX changes significantly, the Fund may be one of many market participants attempting to transact in TSLA, SPCX or related financial instruments, including swap agreements and option contracts, at the same time. Under such circumstances, the markets for TSLA, SPCX, related derivatives and/or Fund shares may lack sufficient liquidity to accommodate all market participants. As a result, the Fund may have difficulty transacting in securities or financial instruments, and the Fund’s transactions could exacerbate illiquidity, volatility or price movements in TSLA, SPCX or related derivative instruments, which may adversely affect the Fund’s ability to achieve its investment objective.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.